U.S. GOVERNMENT SELECT PORTFOLIO

SUMMARY PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

U.S. GOVERNMENT SELECT PORTFOLIO — SERVICE SHARES AND PREMIER SHARES

SUPPLEMENT DATED JULY 24, 2015 TO

SUMMARY PROSPECTUS DATED APRIL 1, 2015

The Board of Trustees (the “Board”) of Northern Institutional Funds (the “Trust”) recently approved certain changes to the principal investment strategies of the U.S. Government Select Portfolio (the “Portfolio”). These changes were approved in connection with amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Amendments”), which is the primary rule governing money market funds, including the Portfolio. The Summary Prospectus is being updated as described below to reflect that the Portfolio will operate as a “government money market fund,” as defined in the Amendments. The changes, all of which are effective September 30, 2015, will bring the Portfolio into conformance with the requirements of the Amendments.

1.	The first and third paragraphs of the section entitled “Principal Investment Strategies” on page 1 of the Summary Prospectus are deleted and replaced with the following:

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation.

2.	The section entitled “Principal Risks — U.S. Government Securities Risk” on page 2 of the Summary Prospectus is amended and restated as follows:

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

3.	The section entitled “Principal Risks — Regulatory Risk” on page 2 of the Summary Prospectus is deleted.

Please retain this Supplement with your Summary Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northernfunds.com/institutional	NIF SPT PSGS (7/15)

NORTHERN INSTITUTIONAL FUNDS SUMMARY PROSPECTUS

NORTHERN INSTITUTIONAL FUNDS

U.S. Government Select Portfolio

Summary Prospectus | April 1, 2015	Ticker: Service Shares—BSCXX, Premier Shares—BSDXX

Before you invest, you may want to review the Portfolio’s complete Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s complete Prospectus and other information about the Portfolio online at www.northerninstitutionalfunds.com/resources/prospecti.html. You can also get this information at no cost by calling 800-637-1380 or by sending an e-mail request to northern-funds@ntrs.com. If you purchase shares of the Portfolio through a financial intermediary (such as a bank or a broker-dealer), the complete Prospectus and other information are also available from your financial intermediary. The Portfolio’s complete Prospectus and Statement of Additional Information, both dated April 1, 2015, as supplemented, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

INVESTMENT OBJECTIVE

The Portfolio is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
	Service Shares	Premier Shares
Management Fees	0.18%	0.18%
Other Expenses	0.28%	0.53%
Transfer Agent Fees	0.02%	0.02%
Service Fees	0.25%	0.50%
Other Operating Expenses	0.01%	0.01%
Total Annual Portfolio Operating Expenses	0.46%	0.71%
Expense Reimbursement(2)	(0.01)%	(0.01)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%	0.70%

(1)	The expense information has been restated to reflect current fees.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2016 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Service and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$46	$147	$257	$578
Premier Shares	$72	$226	$394	$882

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Under normal circumstances, the Portfolio will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies, instrumentalities or sponsored enterprises, such as the Federal Home Loan Bank and the Federal Farm Credit Banks Funding Corp.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

The Portfolio makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury.

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PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Portfolio’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Portfolio are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

REGULATORY RISK is the risk associated with the SEC’s recently adopted changes to the rules that govern money market funds. These changes will, among other things, (1) permit, subject to the discretion of the Board of Trustees, money market funds to impose a “liquidity fee” (up to 2%) and/or “gates” that temporarily restrict redemptions from a fund, if weekly liquidity levels fall below the required regulatory threshold, and (2) require “institutional” money market funds to operate with a floating NAV rounded to the fourth decimal place. “Government money market funds,” which are money market funds that invest in cash, U.S. government securities, and/or repurchase agreements that are collateralized fully, are exempt from these requirements. These changes may affect the Portfolio’s investment strategies, operations and/or return potential. As of the date of this Prospectus, the Portfolio’s investment adviser is evaluating the potential impact of these changes, which have a phase-in compliance period ranging from July 2015 through October 2016.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Service Shares from year to year. There are no Premier Shares currently outstanding for the Portfolio.

The Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future.

Updated performance information for the Portfolio is available and may be obtained on the Portfolio’s web site at www.northerninstitutionalfunds.com or by calling 800-637-1380.

CALENDAR YEAR TOTAL RETURN (SERVICE SHARES)*

* For the periods shown in the bar chart above, the highest quarterly return was 1.20% in the fourth quarter of 2006, and the lowest quarterly return was 0.00% in the fourth quarter of 2014.

U.S. GOVERNMENT SELECT PORTFOLIO	2	SUMMARY PROSPECTUS

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2014)

	Inception Date	1-Year	5-Year	10-Year	Since Inception
Service Shares	5/28/99	0.01%	0.01%	1.37%	1.85%

The 7-day yield for Service Shares of the Portfolio as of December 31, 2014: 0.01%. For the current 7-day yield call 800-637-1380 or visit www.northerninstitutionalfunds.com.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Portfolio shares through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary or you may open an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. Premier Shares are not currently offered. This minimum does not apply, however, to Portfolio shares purchased through a Northern Trust cash sweep account. There is no minimum for subsequent investments.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

■	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

■	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

■

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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